May 5, 2000

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


     Re:  Kansas City Life Variable Life Separate Account
          Registration Statement on Form S-6
          File No. 033-25443

Dear Commissioners:

     Pursuant to Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, Kansas City Life Variable Life Separate Account, I hereby certify that the form of prospectus dated May 1, 2000, that would have been filed pursuant to paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement.

     The text of the most recent amendment has been filed electronically. If you have any questions, please contact the undersigned at (816) 753-7299 X8706.

Sincerely,

/s/ Lucy W. Tidwell
Lucy W. Tidwell